Prepayments (Tables)	12 Months Ended
Jun. 30, 2012
Prepayments Disclosure [Abstract]
Schedule of components of prepayments
	June 30, 2012	June 30, 2011
Land use rights	$11,110,556	$8,980,335
Mine acquisitions	-	25,546,922
Construction	24,961,297	8,134,736
Total	$36,071,853	$42,661,993